Provisions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions
13.	Provisions

(a)	Changes in provisions for the year ended December 31, 2019 are as follows:

(In millions of won)
	Litigations and claims		Warranties (*)	Others	Total
Balance at January 1, 2019	~~W~~	—	122,088	8,930	131,018
Additions		3,073	418,942	17,451	439,466
Usage		(3,073)	(310,768)	—	(313,841)

Balance at December 31, 2019	~~W~~	—	230,262	26,381	256,643

Current	~~W~~	—	163,144	26,381	189,525
Non-current	~~W~~	—	67,118	—	67,118

(b)	Changes in provisions for the year ended December 31, 2020 are as follows:

(In millions of won)
	Warranties (*)		Others	Total
Balance at January 1, 2020	~~W~~	230,262	26,381	256,643
Additions (reversal)		309,112	(10,697)	298,415
Usage		(267,179)	(778)	(267,957)

Balance at December 31, 2020	~~W~~	272,195	14,906	287,101

Current	~~W~~	182,562	14,906	197,468
Non-current	~~W~~	89,633	—	89,633

(*)
Product warranties on defective products are normally applicable for warranty periods from the date of customer’s purchase. The provision is calculated by using historical and anticipated rates of warranty claims, and costs per claim to satisfy the Group’s warranty obligation.